CITIGROUP [LOGO]





January 12, 2005



VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Monarch Funds
         File Nos. 33-49570: 811-6742

Ladies and Gentlemen:

On behalf of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectuses with respect to Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Cash Fund (Universal Shares, Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares) and Daily Assets Government Obligations Fund - Universal Shares dated January 7, 2004 that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the amendment to the Registration Statement of the Registrant which was filed electronically by EDGAR on January 7, 2005, accession number 0001275125-05-000019.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David M. Whitaker

David M. Whitaker
Citigroup Global Transaction Services








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